Stock Compensation (Tables)	6 Months Ended
Dec. 31, 2013
Stock Compensation [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

Number of shares
Granted but not issued June 30, 2013	338,368
Issued during six months ended December 31, 2013	-
Granted during six months ended December 31, 2013	170,632
Granted but not issued December 31, 2013	509,000